Schedule Of Environmental Cost Recover Liability (Details)	Mar. 31, 2022 USD ($)
Environmental Remediation Obligations [Abstract]
EPA cost recovery payable at December 31, 2021	$ 11,000,000
Payment as part of mine purchase on January 7, 2022	(2,000,000)
Assumed with mine purchase – current portion	3,000,000
EPA cost recovery at March 31, 2022	$ 12,000,000